CONSOLIDATED BALANCE SHEETS - CNY (¥) ¥ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Current assets:
Cash and cash equivalents	¥ 41,464	¥ 142,511
Restricted cash		100
Shortterm investments	75,497	42,270
Accounts receivable, net	139,408	197,528
Receivables due from related parties	69	858
Prepayments and other current assets	16,030	16,159
Total current assets	272,468	399,426
Noncurrent assets:
Property and equipment, net	7,366	2,428
Intangible assets, net	2,079	1,249
Long-term investments	142,599	137,357
Operating lease right-of-use assets, net	34,454	30,911
Total noncurrent assets	186,498	171,945
Total assets	458,966	571,371
Current liabilities:
Accounts payable (including amounts of the consolidated variable interest entity ("VIE") and its subsidiaries without recourse to the primary beneficiary of RMB 53.47 million and RMB 60.38 million as of December 31, 2022 and 2023, respectively)	60,376	53,465
Salary and welfare payables (including amounts of the consolidated VIE and its subsidiaries without recourse to the primary beneficiary of RMB 34.00 million and RMB 25.61 million as of December 31, 2022 and 2023, respectively)	36,046	52,204
Taxes payable (including amounts of the consolidated VIE and its subsidiaries without recourse to the primary beneficiary of RMB 6.84 million and RMB 2.84 million as of December 31, 2022 and 2023, respectively)	5,940	10,874
Deferred revenue (including amounts of the consolidated VIE and its subsidiaries without recourse to the primary beneficiary of RMB 24.58 million and RMB 23.43 million as of December 31, 2022 and 2023, respectively)	23,428	24,575
Amounts due to related parties (including amounts of the consolidated VIE and its subsidiaries without recourse to the primary beneficiary of RMB 0.31 million and RMB 0.26 million as of December 31, 2022 and 2023, respectively)	261	312
Accrued liabilities and other payables (including amounts of the consolidated VIE and its subsidiaries without recourse to the primary beneficiary of RMB 23.19 million and RMB 20.63 million as of December 31, 2022 and 2023, respectively)	25,152	27,606
Short-term bank loan (including amounts of the consolidated VIE and its subsidiaries without recourse to the primary beneficiary of RMB 9.95 million and RMB 9.95 million as of December 31, 2022 and 2023, respectively)	9,950	9,950
Operating lease liabilities (including amounts of the consolidated VIE and its subsidiaries without recourse to the primary beneficiary of RMB 31.29 million and RMB 8.95 million as of December 31, 2022 and 2023, respectively)	8,953	31,293
Total current liabilities	170,106	210,279
Non-current liabilities:
Operating lease liabilities (including amounts of the consolidated VIE and its subsidiaries without recourse to the primary beneficiary of RMB 15.09 million and RMB 26.83 million as of December 31, 2022 and 2023, respectively)	26,826	15,093
Other non-current liabilities (including amounts of the consolidated VIE and its subsidiaries without recourse to the primary beneficiary of RMB 0.62 million and RMB 0.17 million as of December 31, 2022 and 2023, respectively)	174	615
Total non-current liabilities	27,000	15,708
Total liabilities	197,106	225,987
Commitments and Contingencies (Note 18)
Shareholders' equity
Additional paid-in capital	2,064,264	2,061,491
Treasury stock (US$ 0.0001 par value; 14,094,018 shares and 13,419,936 shares as of December 31, 2022 and 2023, respectively)	(11,502)	(12,010)
Accumulated deficit	(1,796,189)	(1,706,209)
Accumulated other comprehensive loss	(5,290)	(5,860)
Total 36Kr Holdings Inc.'s shareholders' equity	251,977	338,106
Non-controlling interests	9,883	7,278
Total shareholders' equity	261,860	345,384
Total liabilities and shareholders' equity	458,966	571,371
Class A ordinary shares
Shareholders' equity
Ordinary shares	628	628
Class B ordinary shares
Shareholders' equity
Ordinary shares	¥ 66	¥ 66